Virtus Balanced Fund,

a series of Virtus Equity Trust

Supplement dated October 5, 2012 to the Summary Prospectus and Statutory Prospectus

dated July 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective October 3, 2012, a number of modifications affecting the fixed income portion of Virtus Balanced Fund have taken place. These changes are described more fully below.

—	The fund’s fixed income portfolio management strategies and risks have been modified.

Accordingly, the disclosure under “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Invested in approximately 60% equity and 40% fixed income, this fund may be suitable for investors who want income and growth from one fund. For the fund’s equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal market circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in “emerging market” countries, and may invest in companies of any size. The fund invests the fixed income portion of its portfolio primarily in investment grade bonds; however, it may invest in high yield-high risk fixed income securities (junk bonds).

The disclosure under “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby modified by adding the following:

>    Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.